Related Party Transactions - Additional Information (Details)				4 Months Ended	10 Months Ended	12 Months Ended
	Mar. 19, 2021 USD ($) $ / shares	Feb. 23, 2021 Director shares	Jan. 11, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants to Sponsor				$ 0		$ 8,900,000
Notes and advances payable – related party					$ 1,350,000	$ 1,350,000
Class F Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
Related Party Transaction [Line Items]
Warrants exercise price (in dollars per share) | $ / shares	$ 3.00
Aggregate issuance of unsecured promissory note							$ 300,000
Debt instrument, call date, earliest	Feb. 11, 2023
Debt instrument, call feature						The note is unsecured, non-interest bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates the Business Combination.
Notes and advances payable – related party					$ 1,350,000	$ 1,350,000
Sponsor | Maximum
Related Party Transaction [Line Items]
Aggregate issuance of unsecured promissory note	$ 4,000,000
Amount of loans convertible into warrants	$ 1,500,000
Founder Shares | Class F Common Stock
Related Party Transaction [Line Items]
Founder shares transferred to independent directors | shares		25,000
Number of independent directors | Director		3
Number of shares forfeited | shares			1,125,000
Outstanding shares of common stock held by the initial stockholders			20.00%
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value (in shares) | shares						8,625,000
Conversion ratio						1
Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Sale of Class F Common Stock to Sponsor on January 11, 2021 at $0.0001 par value (in shares) | shares			8,625,000
Common stock, par value | $ / shares			$ 0.0001
Sale of common stock, value			$ 25,000
Share price | $ / shares			$ 0.003
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares					1	1
Warrants exercise price (in dollars per share) | $ / shares					$ 11.50	$ 11.50
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares					2,966,666	2,966,666
Warrants sold, price per warrant | $ / shares						$ 3.00
Proceeds from sale of Private Placement Warrants to Sponsor						$ 8,900,000
Administrative Service Agreement
Related Party Transaction [Line Items]
Due to affiliate, monthly for office space, utilities and secretarial support					$ 20,000	$ 20,000
Administrative Service Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Payments to affiliate					$ 202,857